AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 24, 1998


===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549




                          PRE-EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM N-1A



                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                       [ X ]
                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                   [ X ]

                                 MERRIMAC SERIES
               (Exact Name of Registrant as Specified in Charter)

                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                    (Address of Principal Executive Offices)
                                   (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 330-6413

                           Susan C. Mosher, Secretary
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                           BOSTON, MASSACHUSETTS 02116
                     (Name and Address of Agent for Service)

                                    Copy to:

                               Philip Newman, Esq.
                          Goodwin, Procter & Hoar, LLP
                                 Exchange Place
                                Boston, MA 02109



Approximate date of proposed public offering:    June 24, 1998



Merrimac Master Portfolio and Standish, Ayer & Wood Master Portfolio also executed this Registration Statement


===============================================================================

Explanatory Note

This Prospectus and Statement of Additional Information (with the exception of the audited Financial Statements) are incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed June 18, 1998 (Accession No. 0001029869-98-000820).

MERRIMAC CASH SERIES

Statement of Assets and Liabilities
June 15, 1998


Assets:

  Cash ................................................... $100,000
  Deferred organization expense (Note 1) .................   12,000
                                                           --------
    Total assets .........................................  112,000
                                                           --------
Liabilities:

  Payable for organization costs .........................   12,000
                                                           --------
    Total liabilities ....................................   12,000
                                                           --------
Net Assets ............................................... $100,000
                                                           ========
Shares outstanding .......................................  100,000
                                                           ========
Net asset value, maximum offer and redemption price,
  Premium Class .......................................... $   1.00
                                                           ========

                                Merrimac Series
                              Merrimac Cash Series

                          Notes to Financial Statements



(1) Significant Accounting Policies:
    --------------------------------


    The Merrimac Series (the "Trust") was organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Merrimac Cash Series (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund has authorized three classes of shares.

    When the Fund commences operations, it will invest all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), a series of the Merrimac Master Portfolio, which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund will be directly affected by the performance of the Portfolio.

    It is the policy of the Fund to maintain a net asset value of $1.00 per share; the Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.


A.  Deferred organization expense-


     Costs incurred by the Fund in connection with its organization and initial registration will be amortized on a straight-line basis over a five year period beginning at the commencement of operations. The amount paid by the Fund on any redemption of the Fund's initial shares will be reduced by the pro-rata portion of any unamortized organizational expenses of the Fund.

Report of Ernst & Young, Independent Auditors

To the Board of Trustees and
Owners of Beneficial Interest of
the Merrimac Series

We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Series, a portfolio of Merrimac Series, (the "Series") as of June 15, 1998. This statement of assets and liabilities is the responsibility of the Series' management. Our responsibility is to express an opinion on this statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Merrimac Cash Series at June 15, 1998, in conformity with generally accepted accounting principles.



Boston, Massachusetts
June 16, 1998

                                     PART C

                                OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS INCLUDED IN PART A

     Not applicable

     FINANCIAL STATEMENTS INCLUDED IN PART B

     (For Merrimac Master Portfolio)
     Incorporated by reference in Part B to the Annual Report dated December 31, 1997, as filed electronically with the Securities and Exchange Commission on March 6, 1998 (File No. 811-07941) (Accession No. 0001029869-98-00354)


     (For Merrimac Cash Series)
     Statement of Assets and Liabilities,
     June 15, 1998


(b) EXHIBITS:


(1)  Master Trust Agreement, effective as of March 30, 1998(1)

(2)  By-Laws(1)


(3)  Inapplicable

(4)  Inapplicable


(5) (a) Investment Adviser Agreement between Merrimac Master Portfolio and Investors Bank & Trust Company ("Investors Bank")(1)

     (b) Investment Adviser Agreement between Standish Short-Term Asset Reserve Portfolio and Standish, Ayer and Wood, Inc. ("Standish")(1)

     (c) Investment Sub-Adviser Agreement between Investors Bank and The Bank of New York.(1)

     (d) Investment Sub-Adviser Agreement between Investors Bank and Aeltus Investment Management, Inc.(1)


(6) Distribution Agreement between Registrant and Funds Distributor Inc. ("Funds Distributor")(2)


(7)  Not Applicable


(8)  Custodian Agreement between Registrant and Investors Bank(2)

(9)  (a)  Administration Agreement between Registrant and Investors Bank(2)

     (b) Transfer Agency and Service Agreement between Registrant and Investors Bank(2)


     (c) Form of Third Party Feeder Fund Agreement among Registrant, Standish, Ayer & Wood Master Portfolio, Investors Bank and Standish.(1)


     (d)  Agreement between Funds Distributor and Investors Bank(2)

(10) Opinion and Consent of Counsel(2)


(11) Consent of Independent Auditors

(12) Not Applicable

(13) Purchase Agreement(2)


(14) Not Applicable


(15) (a)  Shareholder Servicing Plan with respect to Institutional Class
          Shares(2)

     (b)  Shareholder Servicing Plan with respect to Investment Class Shares(2)

     (c) Shareholder Servicing Agreement with respect to Institutional Class Shares(2)


     (d) Form of Shareholder Servicing Agreement with respect to Investment Class Shares(1)


     (e)  Distribution Plan with respect to Investment Class Shares(2)


(16) Not Applicable


(17) Financial Data Schedule(2)

(18) Multiple Class Expense Allocation Plan (Rule 18f-3)(2)


(19) (a)  Powers of Attorney (Merrimac Master Portfolio)(1)

     (b)  Power of Attorney (Standish Ayer & Wood Master Portfolio)(1)


     (c)  Powers of Attorney (Merrimac Series)(2)


(1) Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A filed April 8, 1998 (Accession No. 0001029869-98-000483).


(2) Incorporated herein by reference to the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed June 18, 1998 (Accession No. 0001029869-98-000820).



ITEM 25.  PERSONS CONTROLLED BY OR UNDER
COMMON CONTROL WITH THE TRUST.

A list of all persons directly or indirectly under common control with the Registrant which indicates principal business of each such company referenced is incorporated herein by reference to Item 25 of the Registration Statement on Form N-1A (File No. 811-07941), as filed electronically with the Securities and Exchange Commission on March 28, 1997.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

None.

ITEM 27.  INDEMNIFICATION.

Under Article VI, Section 6.4 of the Registrant's Master Trust Agreement to the fullest extent permitted by law, the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion. Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Sub-Trust in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Investors Bank serves as investment adviser to the Merrimac Cash Portfolio and the Merrimac Treasury Portfolio. Investors Bank was organized in 1969 as a Massachusetts-chartered trust company and provides domestic and global custody, multi-currency accounting, institutional transfer agency, performance measurement, foreign exchange, securities lending, mutual fund administration and investment advisory services to a variety of financial asset managers, including mutual fund complexes, investment advisers, banks and insurance companies. The business, profession, vocation or employment of a substantial nature that each director or officer of Investors Bank is or has been, at any time during the past two fiscal years, engaged in for his own account or in the capacity of director, officer, employee, partner or trustee, is as follows:


                                                     Business and Other
                                                     Positions Within
Name                    Position with Adviser        Last Two Years
----                    ---------------------        --------------
Kevin J. Sheehan        President & Chief            President since June 1992;
                        Executive Officer            Chief Executive Officer




                                                     since June 1995


Michael F. Rogers       Executive Vice               since September 1993
                        President

Karen C. Keenan         Senior Vice President &      Treasurer since
                        Chief Financial Officer      September 1997;
                        and Treasurer                Senior Vice President and
                                                     Chief Financial Officer
                                                     since June 1995

Edmund J. Maroney       Senior Vice President --     since July 1991
                        Technology

Robert D. Mancuso       Senior Vice President --     since September 1993
                        Marketing and Client
                        Services

David F. Flynn          Senior Vice President --     since April 1992
                        Lending

John E. Henry           General Counsel &            since January 1997;
                        Secretary                    General Counsel &
                                                     Assistant Secretary since
                                                     February 1996

James M. Oates          Director                     Chairman of IBEX Capital
                                                     Markets, LLC since 1996;
                                                     Managing Director of The
                                                     Wydown Group 1994-1996

Thomas P. McDermott     Director                     Managing Director of TPM
                                                     Associates since 1994

Frank B. Condon         Director                     Chief Executive Officer &
                                                     Chairman of The Woodstock
                                                     Corporation from 1993 to
                                                     April 1997

Phyllis S. Swersky      Director                     President of the Meltech
                                                     Group since 1995;
                                                     President & Chief Executive
                                                     Officer of The NET
                                                     Collaborative from 1996 to
                                                     1997

Donald G. Friedl        Director                     President of All Seasons
                                                     Services from 1986 to
                                                     January 1997

Robert B. Fraser        Director                     Retired, Formerly, Chairman
                                                     of Goodwin, Procter
                                                     & Hoar, L.L.P.

The business and other connections of the officers and Directors of Standish, Ayer & Wood, Inc. ("Standish"), the investment adviser to the Short-Term Asset Reserve Portfolio, a series of the Standish, Ayer & Wood Master Portfolio, are listed on the Form ADV of Standish as currently on file with the Commission (File No. 801-584).

ITEM 29.  PRINCIPAL UNDERWRITERS.

     (a) Funds Distributor, Inc. (the Distributor ) acts as principal underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
BJB Investment Funds
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
Founders Funds, Inc.
Harris Insight Funds Trust
HT Insight Funds, Inc. d/b/a Harris Insight Funds
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
Orbitex Group of Funds
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachustts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.


Director, President and Chief Executive Officer - Marie E. Connolly Executive Vice President - Richard W. Ingram
Executive Vice President - George A. Rio
Executive Vice President - Donald R. Roberson
Executive Vice President - William S. Nichols
Senior Vice President    - Michael S. Petrucelli
Director, Senior Vice President, Treasurer and Chief Financial Officer - Joseph F. Tower, III
Senior Vice President    - Paula R. David
Senior Vice President    - Allen B. Closser
Senior Vice President    - Bernard A. Whalen
Director - William J. Nutt


     (c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the locations set forth below. (The Merrimac Cash Series, Merrimac Treasury Series, and Merrimac Short-Term Asset Reserve Series are collectively referred to as the "Funds" and the Merrimac Cash Portfolio, Merrimac Treasury Portfolio and Standish Short-Term Asset Reserve Portfolio are collectively referred to as the "Portfolios").

Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Investment Adviser to the Merrimac Cash Portfolio and the Merrimac Treasury Portfolio; Administrator and Transfer Agent for the Funds; Custodian for the Funds and the Portfolios).

Standish, Ayer & Wood, Inc.
One Financial Center
Boston, MA 02111
(Investment Adviser to the Standish Short-Term Asset Reserve Portfolio)

The Bank of New York
48 Wall Street
New York, NY 10286
(Investment Sub-Adviser to the Merrimac Cash Portfolio)

Aeltus Investment Management, Inc.
242 Trumbull Street
Hartford, CT 06103
(Investment Sub-Adviser to the Merrimac Treasury Portfolio)

IBT Trust & Custodial Services (Ireland) LMTD
Deloitte & Touche House
29 Earlsfort Terrace
Dublin 2, Ireland
(Administrator to the Portfolios)

IBT Fund Services (Canada) Inc.
1 First Canadian, King Street West
Suite 2800
P.O. Box 231
Toronto, CA M5X1C8
(Transfer Agent for the Portfolios and Fund Accountant for the Portfolios and the Funds)

ITEM 31.  MANAGEMENT SERVICES.

     Not applicable.

ITEM 32.  UNDERTAKINGS.

(a)  Not applicable.

(c) Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, including the information called for in Item 5A of this Part C, upon request and without charge.

SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Merrimac Series (the "Trust") has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Boston and Commonwealth of Massachusetts on the 24th day of June, 1998.


MERRIMAC SERIES

By   /s/ George A. Rio
     ---------------------
     George A. Rio
     President


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 24th day of June, 1998.


     /s/ George A. Rio
     ---------------------------
     George A. Rio
     President of the Trust

     /s/ Paul J. Jasinski
     ---------------------------
     Paul J. Jasinski
     Treasurer and Chief Financial Officer of the Trust

     /s/ Kevin J. Sheehan*
     ---------------------------
     Kevin J. Sheehan
     Trustee of the Trust

     /s/ Francis J. Gaul, Jr.*
     ---------------------------
     Francis J. Gaul, Jr.
     Trustee of the Trust

     /s/ Edward F. Hines, Jr.*
     ---------------------------
     Edward F. Hines, Jr.
     Trustee of the Trust

     /s/ Thomas E. Sinton*
     ---------------------------=
     Thomas E. Sinton
     Trustee of the Trust


*By  /s/ Susan C. Mosher
     -----------------------------
     Susan C. Mosher
     as attorney-in-fact

SIGNATURES



     Merrimac Master Portfolio (the "Portfolio Trust") has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Merrimac Series to be signed on behalf of the Portfolio Trust by the undersigned, thereto duly authorized on the 24th day of June, 1998.



MERRIMAC MASTER PORTFOLIO

By   /s/ SEAN P. BRENNAN
     -------------------
     Sean P. Brennan
     President



     Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A of Merrimac Series has been signed below by the following persons in the capacities indicated on the 24th day of June, 1998.



     /s/ SEAN P. BRENNAN
     -------------------
     Sean P. Brennan
     President of the Portfolio Trust

     /s/ PAUL J. JASINSKI
     --------------------
     Paul J. Jasinski
     Treasurer and Chief Financial Officer
     of the Portfolio Trust

     /s/ KEVIN J. SHEEHAN*
     --------------------
     Kevin J. Sheehan
     Trustee of the Portfolio Trust

     /s/ THOMAS E. SINTON*
     --------------------
     Thomas E. Sinton
     Trustee of the Portfolio Trust

     /s/ FRANCIS J. GAUL, JR.*
     ------------------------
     Francis J. Gaul, Jr.
     Trustee of the Portfolio Trust

     /s/ EDWARD F. HINES, JR.*
     ------------------------
     Edward F. Hines, Jr.
     Trustee of the Portfolio Trust

*By  /s/ SUSAN C. MOSHER
     -------------------
     Susan C. Mosher
     as attorney-in-fact

SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Standish, Ayer & Wood Master Portfolio (the "Standish Portfolio Trust") has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement of Merrimac Series to be signed on behalf of the Standish Portfolio Trust by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts, on the 24th day of June, 1998.



                                                     STANDISH, AYER & WOOD
                                                     MASTER PORTFOLIO



                                                     /s/ Richard S. Wood
                                                     --------------------------
                                                     Richard S. Wood, President



     Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement of Merrimac Series has been signed by the following persons in their capacities with the Standish Portfolio Trust and on the date indicated.

         Signature           Title                        Date


Richard S. Wood*             Trustee and President        June 24, 1998
------------------------     (principal executive
Richard S. Wood              officer)


Paul G. Martins*             Treasurer (principal         June 24, 1998
------------------------     financial and accounting
Paul G. Martins              officer)


D. Barr Clayson*             Trustee                      June 24, 1998
-----------------------
D. Barr Clayson


Samuel C. Fleming*           Trustee                      June 24, 1998
-----------------------
Samuel C. Fleming


Benjamin M. Friedman*        Trustee                      June 24, 1998
-----------------------
Benjamin M. Friedman

John H. Hewitt*              Trustee                      June 24, 1998
-----------------------
John H. Hewitt


Edward H. Ladd*              Trustee                      June 24, 1998
-----------------------
Edward H. Ladd


Caleb Loring III*            Trustee                      June 24, 1998
-----------------------
Caleb Loring III



*By:  /s/ James E. Hollis, III
      ------------------------
         James E. Hollis, III
         Attorney-In-Fact

                                 MERRIMAC SERIES

                                  EXHIBIT INDEX

Exhibit No.         Exhibit                                               Page
-----------         -------                                               ----

EX-99.B11           Consent of Independent Auditors                       ____

